Note 17 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2020	2019

Shares issued and outstanding at beginning of period	41,495,957	35,980,047
Weighted average number of shares:
Issued during the period	1,260,042	2,245,229
Weighted average number of shares used in computing basic earnings per share	42,755,999	38,225,276
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	428,098	437,204
Number of shares used in computing diluted earnings per share	43,184,097	38,662,480